Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2024
Shareholders' equity
Schedule of Share capital

	Number of common shares	Share capital
Balance at December 31, 2022	155,685,593	$1,250,194
Issuance of shares pursuant to the Maverix acquisition	45,097,390	491,111
Exercise of stock options	256,799	442
Issuance of shares upon exercise of warrants[1]	1,800,000	24,336
Normal course issuer bid purchase of common shares and ASPP	(1,485,820)	(16,903)
Balance at December 31, 2023	201,353,962	$1,749,180
Exercise of stock options	473,081	(163)
Normal course issuer bid purchase of common shares and ASPP	(615,200)	(4,676)
Balance at December 31, 2024	201,211,843	$1,744,341
1.	On April 12, 2023, the holder of 1,800,000 Triple Flag share warrants, exercised the warrants and acquired 1,800,000 Triple Flag shares at an exercise price of $9.11 per share.